Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
23. Subsequent Events

a)	In January 2018, Teekay Parent sold an aggregate of 1.1 million shares of common stock as part of a continuous offering program, generating gross proceeds of $11.2 million.

b)
In January 2018, Teekay Parent completed a private offering of $125 million of aggregate principal amount of 5.00% Convertible Senior Notes due 2023 (or Convertible Notes), raising net proceeds of approximately $120.9 million. The Convertible Notes will be convertible into Teekay’s common stock, initially at a rate of 85.4701 shares of common stock per $1,000 principal amount of Convertible Notes. This represents an initial effective conversion price of $11.70 per share of common stock. The initial conversion price represents a premium of 20 percent to the concurrent common stock offering price of $9.75 per share described below. The conversion rate is subject to customary adjustments for, among other things, payments of dividends by Teekay Parent beyond the current quarterly rate of $0.055 per share of common stock, other distributions of Teekay Parent’s common stock, other securities, assets or rights to Teekay Parent’s shareholders or a Teekay Parent tender or exchange offer. In addition, following certain corporate events that occur prior to the maturity date of the Convertible Notes or following any notice of optional redemption given by Teekay Parent, Teekay Parent will, under certain circumstances, increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or for Convertible Notes that are surrendered for conversion following such notice of redemption.

c)
In January 2018, concurrently with the offering of Convertible Notes, Teekay Parent completed a public offering of 10.0 million common shares priced at $9.75 per share, raising net proceeds of approximately $93.0 million. Teekay Parent intends to use the net proceeds from the offerings for general corporate purposes, which may include, among other things, repaying a portion of its outstanding indebtedness and funding working capital.

d)
On January 12, 2018, the Yamal LNG Joint Venture took delivery of its first ARC7 LNG carrier newbuilding, the Eduard Toll, in which Teekay LNG has a 50% ownership interest. The vessel concurrently commenced its 28-year charter contract with Yamal Trade Pte. Ltd.

e)	On January 30, 2018, the Exmar LPG Joint Venture sold an LPG carrier, the Courcheville, to a third party for gross proceeds of $4.4 million.

f)
On January 31, 2018, the Pan Union Joint Venture took delivery of its second LNG carrier newbuilding, the Pan Americas, in which Teekay LNG has a 30% ownership interest. The vessel concurrently commenced its 20-year charter contract with Shell.

g)	On January 31, 2018, Teekay LNG sold its 50% ownership interest in the Excelsior Joint Venture for net proceeds of approximately $44 million after repaying outstanding debt obligations.

h)
On February 8, 2018, CEPSA, the charterer (who is also the owner) of Teekay LNG's vessel related to capital lease, the Teide Spirit, sold the vessel to a third party. As a result of this sale, Teekay LNG returned the vessel to CEPSA and the full amount of the associated capital lease obligation was concurrently extinguished. In addition, Teekay LNG incurred seafarer severance payments of approximately $1.4 million upon the sale of the vessel.

i)	On February 8, 2018, Teekay LNG refinanced a loan maturing in 2018, with a new $197 million revolving credit facility maturing in 2022.

j)
On February 9, 2018, Teekay LNG took delivery of an LNG carrier newbuilding, the Magdala, which concurrently commenced its eight-year charter contract with Shell. Upon delivery of the vessel, Teekay LNG sold and leased back the vessel under a sale-leaseback financing transaction which includes a purchase obligation at the end of the 10-year bareboat charter contract.

k)
On March 5, 2018, Teekay LNG's 50%-owned joint venture Exmar LPG BVBA, took delivery of its seventh LPG carrier newbuilding, the Kapellen. In March 2018, Exmar LPG BVBA sold and leased back the vessel under a sale-leaseback financing transaction which includes purchase options throughout the 15-year bareboat charter contract.